Submission	Nov. 29, 2024
Submission [Line Items]
Central Index Key	0001423774
Registrant Name	Zuora, Inc.
Form Type	Schedule 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES